AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 16.6%
Banks - 9.9%
Banco Comercial Portugues SA	12,766,090	$2,650,485
Bank Hapoalim BM (a)	476,890	3,757,574
Bank Leumi Le-Israel BM	522,080	3,717,118
Bank of Ireland Group PLC	1,149,113	4,553,259
Erste Group Bank AG (a)	201,590	6,662,465
ICICI Bank Ltd.	612,810	3,735,307
KBC Group NV	79,260	5,148,042
Mediobanca Banca di Credito Finanziario SpA	537,110	5,862,978

		36,087,228

Capital Markets - 1.6%
Credit Suisse Group AG (a)	471,317	5,765,674

Insurance - 5.1%
Allianz SE	27,420	6,382,606
Swiss Re AG	36,420	3,800,199
Zurich Insurance Group AG	21,620	8,280,628

		18,463,433

		60,316,335

Industrials - 14.6%
Aerospace & Defense - 7.8%
Airbus SE	63,570	8,253,200
BAE Systems PLC	811,600	5,683,868
Leonardo SpA	457,041	5,372,523
MTU Aero Engines AG	16,680	4,432,166
Rolls-Royce Holdings PLC (a)	474,660	4,612,195

		28,353,952

Airlines - 3.8%
Japan Airlines Co., Ltd.	198,100	5,883,452
Qantas Airways Ltd.	1,156,890	4,916,409
Wizz Air Holdings PLC (a)(b)	64,690	2,874,875

		13,674,736

Professional Services - 0.8%
UT Group Co., Ltd. (c)	138,800	2,990,573

Trading Companies & Distributors - 2.2%
AerCap Holdings NV (a)	142,810	7,818,847

		52,838,108

Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
JXTG Holdings, Inc.	1,402,200	6,409,376
PetroChina Co., Ltd.-Class H	8,826,000	4,527,314
Petroleo Brasileiro SA (Preference Shares)	743,300	4,928,559
Repsol SA	545,361	8,505,442
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	408,410	11,977,210
Royal Dutch Shell PLC-Class A	72,534	2,127,273

		38,475,174

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.2%
Auto Components - 2.3%
NGK Spark Plug Co., Ltd.	248,100	$4,760,236
Valeo SA	109,980	3,564,124

		8,324,360

Automobiles - 3.2%
Peugeot SA	254,420	6,350,002
Subaru Corp.	181,400	5,130,007

		11,480,009

Hotels, Restaurants & Leisure - 1.9%
GVC Holdings PLC	774,390	7,073,582

Leisure Products - 1.0%
Spin Master Corp. (a)(b)(c)	113,770	3,476,174

Textiles, Apparel & Luxury Goods - 1.8%
HUGO BOSS AG	61,820	3,309,766
Pandora A/S	81,130	3,255,805

		6,565,571

		36,919,696

Consumer Staples - 10.0%
Beverages - 3.1%
Coca-Cola Bottlers Japan Holdings, Inc.	136,600	3,071,603
Coca-Cola European Partners PLC	146,990	8,150,595

		11,222,198

Food Products - 4.5%
Orkla ASA	724,310	6,590,722
Salmar ASA	76,600	3,362,926
WH Group Ltd. (b)	7,186,000	6,435,480

		16,389,128

Tobacco - 2.4%
British American Tobacco PLC	239,180	8,832,971

		36,444,297

Materials - 9.7%
Chemicals - 6.1%
Air Water, Inc.	217,500	3,910,951
Covestro AG (b)	111,210	5,502,900
Evonik Industries AG	160,250	3,955,970
Johnson Matthey PLC	142,650	5,358,057
Tosoh Corp.	246,000	3,277,172

		22,005,050

Containers & Packaging - 0.9%
BillerudKorsnas AB	307,720	3,327,285

Metals & Mining - 2.7%
BlueScope Steel Ltd.	466,825	3,791,730
First Quantum Minerals Ltd. (c)	299,610	2,517,009

Company	Shares	U.S. $ Value
Yamato Kogyo Co., Ltd.	142,500	$3,552,491

		9,861,230

		35,193,565

Information Technology - 9.4%
Communications Equipment - 1.6%
Nokia Oyj	1,118,480	5,648,661

Semiconductors & Semiconductor Equipment - 5.8%
NXP Semiconductors NV	33,600	3,666,432
SCREEN Holdings Co., Ltd. (c)	102,000	6,075,239
SK Hynix, Inc.	79,480	5,458,708
Taiwan Semiconductor Manufacturing Co., Ltd.	669,000	5,941,743

		21,142,122

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co., Ltd.	177,490	7,267,155

		34,057,938

Health Care - 8.7%
Health Care Equipment & Supplies - 0.8%
Hoya Corp.	37,100	3,038,597

Pharmaceuticals - 7.9%
GlaxoSmithKline PLC	374,500	8,027,254
Novo Nordisk A/S-Class B	151,180	7,812,401
Roche Holding AG	43,900	12,782,119

		28,621,774

		31,660,371

Utilities - 4.3%
Electric Utilities - 3.2%
EDP-Energias de Portugal SA	1,348,724	5,234,169
Enel SpA	853,150	6,372,429

		11,606,598

Gas Utilities - 1.1%
ENN Energy Holdings Ltd.	374,000	3,870,641

		15,477,239

Communication Services - 3.5%
Diversified Telecommunication Services - 1.6%
Nippon Telegraph & Telephone Corp.	119,800	5,731,672

Entertainment - 1.9%
Nintendo Co., Ltd.	18,800	7,002,932

		12,734,604

Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Aroundtown SA	629,860	5,151,885

Total Common Stocks (cost $359,061,656)		359,269,212

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (d)(e)(f) (cost $271,908)	271,908	$271,908

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $359,333,564)		359,541,120

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (d)(e)(f) (cost $2,881,720)	2,881,720	2,881,720

Total Investments - 99.9% (cost $362,215,284) (g)		362,422,840
Other assets less liabilities - 0.1%		308,430

Net Assets - 100.0%		$362,731,270

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	1,696	USD	1,731	10/16/19	$29,715
Bank of America, NA	EUR	8,847	USD	10,022	10/16/19	369,768
Bank of America, NA	ILS	11,079	USD	3,128	10/16/19	(61,215)
Bank of America, NA	JPY	180,747	USD	1,674	10/16/19	1,208
Bank of America, NA	USD	2,374	ILS	8,378	10/16/19	38,123
Bank of America, NA	USD	5,009	JPY	537,360	10/16/19	(35,168)
Bank of America, NA	USD	748	NZD	1,124	10/16/19	(44,198)
Barclays Bank PLC	EUR	2,139	USD	2,380	10/16/19	45,745
Barclays Bank PLC	GBP	844	USD	1,027	10/16/19	(11,353)
Barclays Bank PLC	JPY	137,578	USD	1,298	10/16/19	24,754
Barclays Bank PLC	USD	15,857	AUD	22,744	10/16/19	(498,172)
Barclays Bank PLC	USD	3,258	EUR	2,918	10/16/19	(74,222)
Barclays Bank PLC	USD	3,499	GBP	2,749	10/16/19	(117,290)
Barclays Bank PLC	USD	1,040	ILS	3,647	10/16/19	10,084
Barclays Bank PLC	USD	1,207	JPY	130,418	10/16/19	526
Barclays Bank PLC	USD	4,924	JPY	520,018	10/16/19	(110,215)
Barclays Bank PLC	USD	6,027	SEK	56,409	10/16/19	(291,935)
Barclays Bank PLC	USD	1,056	INR	76,345	10/24/19	21,351
Barclays Bank PLC	USD	1,834	IDR	25,789,603	11/21/19	(25,907)
BNP Paribas SA	AUD	1,487	USD	1,009	10/16/19	4,656
BNP Paribas SA	EUR	894	USD	1,010	10/16/19	34,932
BNP Paribas SA	JPY	188,231	USD	1,776	10/16/19	33,718
BNP Paribas SA	TRY	4,689	USD	803	10/16/19	(22,634)
BNP Paribas SA	USD	957	EUR	855	10/16/19	(24,205)
BNP Paribas SA	USD	836	TRY	4,689	10/16/19	(10,190)
Citibank, NA	BRL	15,583	USD	3,743	10/02/19	(7,882)
Citibank, NA	USD	3,742	BRL	15,583	10/02/19	8,511
Citibank, NA	CHF	2,405	USD	2,441	10/16/19	28,737
Citibank, NA	EUR	9,668	USD	10,690	10/16/19	141,252
Citibank, NA	HKD	8,664	USD	1,106	10/16/19	43
Citibank, NA	ILS	10,786	USD	3,058	10/16/19	(47,200)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	448,337	USD	4,156	10/16/19	$5,746
Citibank, NA	USD	6,458	CHF	6,277	10/16/19	(161,045)
Citibank, NA	USD	988	EUR	888	10/16/19	(19,176)
Citibank, NA	USD	4,903	GBP	3,904	10/16/19	(99,984)
Citibank, NA	USD	1,424	JPY	152,208	10/16/19	(15,165)
Citibank, NA	USD	7,488	NOK	67,174	10/16/19	(102,568)
Citibank, NA	USD	3,760	PLN	14,030	10/16/19	(260,474)
Citibank, NA	INR	493,853	USD	7,116	10/24/19	146,330
Credit Suisse International	AUD	3,367	USD	2,293	10/16/19	18,948
Credit Suisse International	JPY	202,026	USD	1,916	10/16/19	45,479
Credit Suisse International	NOK	48,572	USD	5,438	10/16/19	97,423
Credit Suisse International	USD	3,602	SGD	4,867	10/16/19	(79,682)
Deutsche Bank AG	BRL	12,589	USD	3,023	10/02/19	(6,876)
Deutsche Bank AG	USD	3,013	BRL	12,589	10/02/19	16,716
Deutsche Bank AG	CAD	4,800	USD	3,677	10/16/19	53,361
Deutsche Bank AG	BRL	12,589	USD	3,007	11/04/19	(15,598)
Goldman Sachs Bank USA	EUR	612	USD	693	10/16/19	26,194
Goldman Sachs Bank USA	PLN	14,030	USD	3,643	10/16/19	144,085
Goldman Sachs Bank USA	USD	1,923	RUB	124,395	11/14/19	(15,591)
Goldman Sachs Bank USA	CAD	778	USD	589	1/15/20	1,107
Goldman Sachs Bank USA	USD	2,793	GBP	2,229	1/15/20	(40,413)
JPMorgan Chase Bank, NA	CHF	855	USD	867	10/16/19	9,462
JPMorgan Chase Bank, NA	USD	1,061	CHF	1,041	10/16/19	(16,521)
JPMorgan Chase Bank, NA	USD	1,144	JPY	121,935	10/16/19	(15,461)
Morgan Stanley & Co., Inc.	BRL	2,994	USD	719	10/02/19	(1,635)
Morgan Stanley & Co., Inc.	USD	739	BRL	2,994	10/02/19	(18,162)
Morgan Stanley & Co., Inc.	CAD	1,766	USD	1,347	10/16/19	14,047
Morgan Stanley & Co., Inc.	CHF	6,782	USD	6,939	10/16/19	135,280
Morgan Stanley & Co., Inc.	EUR	1,213	USD	1,386	10/16/19	62,216
Morgan Stanley & Co., Inc.	GBP	1,341	USD	1,637	10/16/19	(12,803)
Morgan Stanley & Co., Inc.	ILS	7,159	USD	2,005	10/16/19	(55,675)
Morgan Stanley & Co., Inc.	USD	901	CHF	887	10/16/19	(11,677)
Morgan Stanley & Co., Inc.	USD	4,446	EUR	3,981	10/16/19	(102,174)
Morgan Stanley & Co., Inc.	USD	4,520	JPY	485,248	10/16/19	(28,142)
Morgan Stanley & Co., Inc.	USD	2,141	INR	149,181	10/24/19	(36,212)
Morgan Stanley & Co., Inc.	KRW	10,412,387	USD	8,639	10/30/19	(50,936)
Morgan Stanley & Co., Inc.	TWD	159,263	USD	5,122	11/27/19	(30,787)
Morgan Stanley & Co., Inc.	EUR	2,319	USD	2,588	1/15/20	39,538
Natwest Markets PLC	CAD	1,200	USD	898	10/16/19	(8,297)
Natwest Markets PLC	EUR	1,599	USD	1,793	10/16/19	48,622
Natwest Markets PLC	NOK	18,602	USD	2,168	10/16/19	123,169
Natwest Markets PLC	USD	2,260	AUD	3,220	10/16/19	(85,196)
Natwest Markets PLC	USD	13,578	JPY	1,468,799	10/16/19	18,331
Natwest Markets PLC	USD	1,054	SGD	1,429	10/16/19	(19,668)
Natwest Markets PLC	USD	2,920	AUD	4,236	1/15/20	(51,405)
Societe Generale	CHF	986	USD	1,013	10/16/19	23,459
Standard Chartered Bank	USD	3,355	JPY	357,878	10/16/19	(41,698)
Standard Chartered Bank	CNY	61,262	USD	8,902	10/17/19	277,543
Standard Chartered Bank	USD	621	CNY	4,401	10/17/19	(1,250)
Standard Chartered Bank	USD	490	INR	35,238	10/24/19	7,245
State Street Bank & Trust Co.	AUD	103	USD	70	10/16/19	432
State Street Bank & Trust Co.	CAD	525	USD	393	10/16/19	(3,136)
State Street Bank & Trust Co.	CHF	141	USD	143	10/16/19	1,698
State Street Bank & Trust Co.	EUR	5,856	USD	6,622	10/16/19	233,596
State Street Bank & Trust Co.	HKD	44,254	USD	5,665	10/16/19	17,267
State Street Bank & Trust Co.	ILS	1,067	USD	302	10/16/19	(5,184)
State Street Bank & Trust Co.	SEK	4,099	USD	430	10/16/19	12,843
State Street Bank & Trust Co.	USD	405	AUD	579	10/16/19	(14,498)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	775	CAD	1,030	10/16/19	$2,635
State Street Bank & Trust Co.	USD	413	CAD	541	10/16/19	(4,154)
State Street Bank & Trust Co.	USD	5,594	CHF	5,487	10/16/19	(89,598)
State Street Bank & Trust Co.	USD	2,217	EUR	1,974	10/16/19	(63,360)
State Street Bank & Trust Co.	USD	1,744	HKD	13,669	10/16/19	(97)
State Street Bank & Trust Co.	USD	475	JPY	51,049	10/16/19	(2,581)
State Street Bank & Trust Co.	USD	374	SEK	3,563	1/15/20	(9,202)
UBS AG	KRW	784,484	USD	659	10/30/19	4,069
UBS AG	USD	912	JPY	97,846	1/15/20	103

						$(597,800)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $18,289,429 or 5.0% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,677,591 and gross unrealized depreciation of investments was $(38,067,835), resulting in net unrealized depreciation of $(390,244).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

COUNTRY BREAKDOWN 1

September 30, 2019 (unaudited)

17.2%	United Kingdom
16.9%	Japan
9.3%	Switzerland
8.0%	Germany
5.1%	France
4.9%	Italy
3.5%	South Korea
3.4%	Ireland
3.1%	Denmark
2.8%	Norway
2.4%	Australia
2.4%	Spain
2.3%	China
18.6%	Other
0.1%	Short-Term Investments

100.0%	Total Investments

1

All data are as of September 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Brazil, Canada, Finland, Hong Kong, India, Israel, Netherlands, Portugal, Sweden and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$60,316,335		$	– 0	–	$60,316,335
Industrials		7,818,847		45,019,261			– 0	–	52,838,108
Energy		4,928,559		33,546,615			– 0	–	38,475,174
Consumer Discretionary		3,476,174		33,443,522			– 0	–	36,919,696
Consumer Staples		8,150,595		28,293,702			– 0	–	36,444,297
Materials		2,517,009		32,676,556			– 0	–	35,193,565
Information Technology		3,666,432		30,391,506			– 0	–	34,057,938
Health Care		– 0	–	31,660,371			– 0	–	31,660,371
Utilities		– 0	–	15,477,239			– 0	–	15,477,239
Communication Services		– 0	–	12,734,604			– 0	–	12,734,604
Real Estate		– 0	–	5,151,885			– 0	–	5,151,885
Short-Term Investments		271,908		– 0	–		– 0	–	271,908
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,881,720		– 0	–		– 0	–	2,881,720

Total Investments in Securities		33,711,244		328,711,596	(a)		– 0	–	362,422,840
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	2,380,067			– 0	–	2,380,067
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,977,867)			– 0	–	(2,977,867)

Total		$33,711,244		$328,113,796		$	– 0	–	$361,825,040

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,030	$81,858	$85,616	$272	$81
Government Money Market Portfolio*	5,149	211,014	213,281	2,882	44

Total	$9,179	$292,872	$298,897	$3,154	$125

*	Investments of cash collateral for securities lending transactions.